4. Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB (Details Narrative) - Amendments to IAS 1: classification of liabilities as current or non-current [member]
R$ in Millions
Dec. 31, 2020 BRL (R$)
Continuing operations [member]
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Total liabilities	R$ 13
Discontinued operations [member]
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Total liabilities	R$ 8